DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 27, 2015 Segment Customer Brands		Mar. 28, 2014
Description of Business and Basis of Presentation [Line Items]
Number of customers	100,000
Number of distinct and targeted brands	8
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Number of operating segments	1
Number of reportable segments	1
Net sales	$ 411,747	[1]	$ 392,469	[1]
JanSan [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	184,097	[1]	178,867	[1]
Plumbing [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	76,002	[1]	72,431	[1]
Hardware, Tools and Fixtures [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	37,701	[1]	35,625	[1]
HVAC [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	26,250	[1]	23,798	[1]
Electrical and Lighting [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	22,939	[1]	20,993	[1]
Appliances and Parts [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	22,981	[1]	20,528	[1]
Security and Safety [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	17,840	[1]	17,202	[1]
Other Products [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	$ 23,937	[1]	$ 23,025	[1]

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.